Transactions with Related Parties, textual 2 (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 22, 2021 USD ($) Vote $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares
Related Party Transaction [Line Items]
Payments to joint venture (Note 2)		$ (250)
Due From Related Parties Current		1,525		$ 1,196
Loss from equity method investment		198	$ 86
Management Fee Expense		854	1,014
Due to related parties, current		745		484
Cash dividends on preferred stock		$ 2,884	2,884
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Loss from equity method investment		$ 198	86
Due to related parties, current		377		430
Diana Wilhelmsen Management Limited [Member] | Management Agreements [Member]
Related Party Transaction [Line Items]
Due From Related Parties Current		1,525		$ 1,196
Management Fee Expense		854	$ 1,014
Each 50% shareholder of DWM [Member]
Related Party Transaction [Line Items]
Payments to joint venture (Note 2)		$ (250)
Series D preferred stock
Related Party Transaction [Line Items]
Issuance of new shares | shares		400
Preferred Stock
Related Party Transaction [Line Items]
Preferred Stock Par Or Stated Value Per Share | $ / shares		$ 0.01		$ 0.01
Preferred Stock | Series D preferred stock
Related Party Transaction [Line Items]
Issuance of new shares | shares	400
Preferred Stock Par Or Stated Value Per Share | $ / shares	$ 0.01
Cash dividends on preferred stock	$ 0
Preferred Stock Number Of Voting Rights | Vote	100,000